Gains on financial assets and liabilities at fair value through profit or loss, net (Tables)	12 Months Ended
Dec. 31, 2022
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Table of Gains on financial assets and liabilities at fair value through profit or loss, net

	2022	2021	2020
Income from debt and equity instruments	12,843,272	3,734,512	22,366,638
Gain from foreign currency forward transactions	1,492,046	6,309,957	9,002,174
Gain from the sale of financial assets	500,304	—	—
Interest rate swaps	101,095	94,492	215,575
(Loss)/Gains from put options	(34,657)	(2,302,454)	1,461,299

TOTAL	14,902,060	7,836,507	33,045,686